Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 1,707,758	$ 1,880,332	$ 2,328,569
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	(10,426)	(83,799)	(111,321)
Other Segments | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	11,107	70,590	92,254
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	345	5,089	14,142
Teekay Offshore | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	0	34,232	49,514
Teekay LNG | Liquefied Gas Carriers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	9,418	36,358	37,336
Teekay Tankers | Conventional Tankers | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenues	$ 1,689	$ 0	$ 5,404